Depreciation, Amortization and Impairment	12 Months Ended
Dec. 31, 2021
Disclosure Of Depreciation Amortization And Impairment Expense [Abstract]
Depreciation, Amortization and Impairment
37.	Depreciation, Amortization and Impairment:

(a)	Amounts charged to income for depreciation and amortization during the year ended December 31, 2019, 2020 and 2021 are detailed as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$

Depreciation and amortization
Depreciation of property and equipment (Note No.16(b) and Note No. 16)	29,194	29,845	29,768
Depreciation of rights over leased assets (Note No. 16(d))	28,472	27,647	29,199
Amortization of intangibles assets (Note No.15 (b))	12,875	15,865	17,831
Total	70,541	73,357	76,798

(b)	As of December 31, 2019, 2020 and 2021, the impairment loss is detailed as follows:

	2019	2020	2021
	MCh$	MCh$	MCh$

Impairment loss
Impairment loss on intangibles assets (Note No.15(b))	350	629	1,647
Impairment loss on property and equipment (Note No.16(b))	2,018	1,031	43
Impairment of rights over leased assets (Note No. 16(d))	187	1	—
Total	2,555	1,661	1,690